Annual Operating Expenses {- Fidelity Large Cap Growth Enhanced Index Fund} - 08.31 Fidelity Enhanced Index Funds Combo PRO-15 - Fidelity Large Cap Growth Enhanced Index Fund - Fidelity Large Cap Growth Enhanced Index Fund
Mar. 18, 2022
Operating Expenses:
Management fee	0.39%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.39%